Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 18. Commitments and Contingencies
The Company has contractual commitments that are not required to be recognized in the consolidated financial statements related to cloud computing and telecommunication services agreements. Minimum amounts due under these agreements are approximately $4.8 million through March of 2024 subject to customary business terms and conditions.
From time to time, the Company is a party to legal proceedings, governmental audits and investigations that arise in the ordinary course of business. Management is not aware of any legal proceedings, governmental audits and investigations of which the outcome is probable or reasonably possible to have a material adverse effect on the Company’s results of operations or financial condition, which would require disclosure of the contingency and the possible range of loss. The outcome of any litigation and claims against the Company cannot be predicted with certainty, and the resolution of current or future claims could materially affect our future results of operations, cash flows, or financial position.
Shareholder class action complaints
On August 16, 2021, two purported ATI shareholders, Kevin Burbige and Ziyang Nie, filed a putative class action complaint in the U.S. District Court for the Northern District of Illinois against ATI; Labeed Diab, Joe Jordan, and Drew McKnight (collectively, the “ATI Individual Defendants”); and Joshua Pack, Marc Furstein, Leslee Cowen, Aaron Hood, Carmen Policy, Rakefet Russak-Aminoach, and Sunil Gulati (collectively, the “FVAC Defendants”). The Burbige/Nie complaint asserted claims against: (i) ATI and the ATI Individual Defendants under Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”); (ii) the ATI Individual Defendants under Section 20(a) of the Exchange Act; and (iii) all defendants under Section 14(a) of the Exchange Act. Plaintiffs Burbige and Nie purported to assert their claims on behalf of those ATI shareholders who purchased or otherwise acquired their ATI shares between April 1, 2021 and July 23, 2021, inclusive, and/or held FVAC Class A common shares as of May 24, 2021 and were eligible to vote at FVAC’s June 15, 2021 special meeting.
On October 7, 2021, another purported ATI shareholder, City of Melbourne Firefighters’ Retirement System (“City of Melbourne”), filed a putative class action complaint in the U.S. District Court for the Northern District of Illinois against ATI, the ATI Individual Defendants, and the FVAC Defendants. Like the Burbige/Nie complaint, the City of Melbourne complaint asserted claims against (i) ATI and the ATI Individual Defendants under Section 10(b) of the Exchange Act; (ii) the ATI Individual Defendants under Section 20(a) of the Exchange Act; and (iii) all defendants under Section 14(a) of the Exchange Act. City of Melbourne purported to assert its claims on behalf of those ATI shareholders who purchased or otherwise acquired their ATI shares between February 22, 2021 and July 23, 2021, inclusive, and/or held FVAC Class A common shares as of May 24, 2021 and were eligible to vote at FVAC’s June 15, 2021 special meeting.
On November 18, 2021, the court consolidated the cases and appointed The Phoenix Insurance Company Ltd. and The Phoenix Pension & Provident Funds as Lead Plaintiffs (“Lead Plaintiffs”) and Pomerantz LLP as Lead Counsel. On February 8, 2022, Lead Plaintiffs filed a consolidated amended complaint against ATI, the ATI Individual Defendants, and the FVAC Defendants, which asserts claims against (i) ATI and the ATI Individual Defendants under Section 10(b) of the Exchange Act; (ii) the ATI Individual Defendants under Section 20(a) of the Exchange Act (in connection with the Section 10(b) claim); (iii) all defendants under Section 14(a) of the Exchange Act; and (iv) the ATI Individual Defendants and the FVAC Defendants under Section 20(a) of the Exchange Act (in connection with the Section 14(a) claim). Lead Plaintiffs purport to assert these claims on behalf of those ATI shareholders who purchased or otherwise acquired their ATI shares between February 22, 2021 and October 19, 2021, inclusive, and/or held FVAC Class A common shares as of May 24, 2021 and were eligible to vote at FVAC’s June 15, 2021 special meeting. The consolidated amended complaint, like the predecessor Burbige/Nie and City of Melbourne complaints, generally alleges that the proxy materials for the FVAC/ATI merger, as well as other ATI disclosures (including the press release announcing ATI’s financial results for the first quarter of 2021), were false and misleading (and, thus, in violation of Sections 10(b) and 14(a) of the Exchange Act) because they failed to disclose that: (i) ATI was experiencing attrition among its physical therapists; (ii) ATI faced increasing competition for clinicians in the labor market; (iii) as a result, ATI faced difficulty retaining therapists and incurred increased labor costs; (iv) also as a result, ATI would open fewer new clinics; and (v) also as a result, the defendants’ positive statements about ATI’s business, operations, and prospects were materially misleading and/or lacked a reasonable basis. Lead Plaintiffs, on behalf of themselves and the putative class, seek money damages in an unspecified amount and costs and expenses, including attorneys’ and experts’ fees. Defendants have not yet responded to the consolidated amended complaint. As of December 31, 2021, the Company has determined that potential liabilities related to the consolidated amended complaint are not considered probable or reasonably estimable at this time.
Shareholder derivative complaint
On December 1, 2021, another purported ATI shareholder, Hamza Ghaith, filed a derivative action, purportedly on behalf of ATI, in the U.S. District Court for the Northern District of Illinois against Labeed Diab, Joe Jordan, John Larsen, John Maldonado, Carmine Petrone, Joanne Burns, Christopher Krubert, James Parisi, Drew McKnight, Joshua Pack, Aaron Hood, Carmen Policy, Marc Furstein, Leslee Cowen, Rafeket Russak-Aminoach, and Sunil Gulati (collectively, the “Individual Defendants”). The Ghaith complaint asserts claims on behalf of ATI against: (i) the Individual Defendants for breach of fiduciary duty; (ii) Labeed Diab, Joe Jordan, and Drew McKnight for contribution under Sections 10(b) and 21(d) of the Exchange Act; and (iii) Drew McKnight, Joshua Pack, Aaron Hood, Carmen Policy, Marc Furstein, Leslee Cowen, Rafeket Russak-Aminoach, and Sunil Gulati under Section 14(a) of the Exchange Act. Plaintiff Ghaith’s allegations generally mirror those asserted in the securities complaints described above, and the Ghaith complaint seeks damages in an unspecified amount, certain corporate governance reforms, restitution from the Individual Defendants and disgorgement of all of their compensation, and costs and expenses, including attorneys’ and experts’ fees. As of December 31, 2021, the Company has determined that potential liabilities related to the Ghaith complaint are not considered probable or reasonably estimable at this time. Defendants have not yet responded to the Ghaith complaint.
Regulatory matters
On November 5, 2021, the Company received from the SEC a voluntary request for the production of documents relating to the earnings forecast and financial information referenced in the Company’s July 26, 2021 Form
8-K
and related matters. The Company is cooperating with the SEC in connection with this request.
Indemnifications
The Company has agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by them in any action or proceeding to which any of them are, or are threatened to be, made a party by reason of their service as a director or officer. The Company maintains director and officer insurance coverage that would generally enable it to recover a portion of any future amounts paid. The ultimate cost of potential future litigation may exceed the Company’s current insurance coverages and may have a material adverse impact on our results of operations, cash flows and financial condition. The Company also may be subject to indemnification obligations by law with respect to the actions of its employees under certain circumstances and in certain jurisdictions.